Loans to Other Entities (Details) - Schedule of Loans to Other Entities - AUD ($)	Jun. 30, 2023	Jun. 30, 2022
Schedule Of Loans To Other Entities Abstract
Investment in Bearn - at cost	$ 806,940	$ 803,072
Less: provision for impairment	(806,940)	(803,072)
Total Investment in Bearn